Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	Brookfield Investment Funds
Central Index Key	0001520738
Amendment Flag	false
Document Creation Date	Dec. 22, 2017
Document Effective Date	Dec. 22, 2017
Prospectus Date	Dec. 22, 2017
Center Coast Brookfield MLP Focus Fund | Class A
Prospectus:
Trading Symbol	CCCAX
Center Coast Brookfield MLP Focus Fund | Class C
Prospectus:
Trading Symbol	CCCCX
Center Coast Brookfield MLP Focus Fund | Class I
Prospectus:
Trading Symbol	CCCZX
Center Coast Brookfield MLP Focus Fund | Class T
Prospectus:
Trading Symbol	CCCDX
Center Coast Brookfield MLP Focus Fund | Class Y
Prospectus:
Trading Symbol	CCCNX